Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 15, 2015
Entity Registrant Name	dei_EntityRegistrantName	TrimTabs ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001604813
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 15, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jan. 15, 2015
TrimTabs U.S. Free-Cash-Flow ETF (Prospectus Summary) | TrimTabs U.S. Free-Cash-Flow ETF | TrimTabs U.S. Free-Cash-Flow ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCFD
TrimTabs Intl Free-Cash-Flow ETF (Prospectus Summary) | TrimTabs Intl Free-Cash-Flow ETF | TrimTabs Intl Free-Cash-Flow ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCFI